Long-Term Debt and Bonds (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt and Bonds [Abstract]
Long-term Debt and Bonds
The amounts of long-term debt and bonds shown in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2026	Current	Non-current	December 31, 2025	Current	Non-current

Nordea Bank secured term loan	$10,834	$2,032	$8,802	$12,500	$3,333	$9,167
Alpha Bank secured term loans	26,600	13,667	12,933	28,700	4,200	24,500
Huican sale and lease back financing	43,276	2,538	40,738	44,545	2,538	42,007
Kenzan Kaiun sale and lease back financing	41,647	2,603	39,044	42,938	2,603	40,335
Kowa Kaiun sale and lease back financing	43,760	2,500	41,260	-	-	-
less unamortized deferred financing costs	(1,891)	(416)	(1,475)	(1,493)	(283)	(1,210)
Total debt, net of deferred financing costs	$164,226	$22,924	$141,302	$127,190	$12,391	$114,799

	June 30, 2026	Current	Non-current	December 31, 2025	Current	Non-current

Bonds	$150,000	$-	$150,000	$100,000	$-	$100,000
less unamortized premiums and discounts	(1,054)	-	(1,054)	(3,000)	-	(3,000)
less unamortized deferred financing costs	(3,138)	-	(3,138)	(1,858)	-	(1,858)
Total bonds, net of unamortized premiums, discounts and deferred financing costs	$145,808	$-	$145,808	$95,142	$-	$95,142

Maturities of Debt Facilities
As at June 30, 2026, the maturities of the drawn portions of the debt facilities (bank loans, sale and lease back financing and the bond financing), as described above, are as follows:

Principal Repayment
Year 1	$25,073
Year 2	12,456
Year 3	12,450
Year 4	162,450
Year 5 and thereafter	103,688
Total	$316,117